Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net loss	$ 38,688	$ 33,245	$ 16,969
Other comprehensive (loss) income net of taxes
Foreign currency translation adjustments	250	(463)	(217)
Total other comprehensive (loss) income	(250)	463	217
Total comprehensive loss	(38,938)	(32,782)	(16,752)
Comprehensive income attributable to redeemable noncontrolling interest	(3,003)	(1,911)	(27)
Total comprehensive loss attributable to AvePoint, Inc.	$ (41,941)	$ (34,693)	$ (16,779)